Exhibit 99.1

INVESTORS' QUARTERLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Quarterly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Quarter ended		30-Apr-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

An assignment of £9.4bn of mortgages took place in April in preparation for Series 07-2 which is expected to close in May.
The performance of the trust assets remains extremely strong. Three month plus arrears by number are just 0.42% and by balance only 0.40%.

Next trust determination date				1-May-07

Next trust distribution date				10-May-07
(6 business days from determination date)

Mortgage Loans

Number of Mortgage Loans in Pool				466,379

Current Balance - Trust Mortgage Assets				£53,007,743,665

Current Balance - Trust Cash and other Assets				£1,165,532,124

Last Months Closing Trust Assets				£46,326,278,929

Funding share				£10,870,003,326

Funding 2 share				£30,003,288,604

Funding and Funding 2 share				£40,873,291,930

Funding and Funding 2 Share Percentage				75.45%

Seller Share*				£13,299,983,859

Seller Share Percentage				24.55%

Minimum Seller Share (Amount)*				£3,774,658,462

Minimum Seller Share (% of Total)				6.97%

Funding Bank Balance - Principal element of Balance				£568,829,088

Funding 2 Bank Balance - Principal element of Balance				£1,226,689,763

Excess Spread last quarter annualised (% of Total)				0.36%
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

	Number	Principal (£)	Arrears (£)	By number (%)	By Principal (%)

> = 1 < 2 Months	5,723	668,626,134	4,230,712	1.23%	1.26%

> = 2 < 3 Months	1,765	193,173,995	2,707,313	0.38%	0.36%

> = 3 < 4 Months	618	68,843,169	1,340,786	0.13%	0.13%

> = 4 < 5 Months	495	53,245,034	1,503,644	0.11%	0.10%

> = 5 < 6 Months	237	26,157,101	818,742	0.05%	0.05%

> = 6 < 7 Months	170	18,530,775	725,502	0.04%	0.03%

> = 7 < 8 Months	159	15,674,492	699,215	0.03%	0.03%

> = 8 < 9 Months	111	12,318,852	630,483	0.02%	0.02%

> = 9 < 10 Months	70	7,399,035	418,373	0.02%	0.01%

> = 10 < 11 Months	41	4,938,312	294,703	0.01%	0.01%

> = 11 < 12 Months	26	2,743,810	179,864	0.01%	0.01%

> = 12	22	2,914,616	272,370	0.00%	0.01%

Total	9,437	1,074,565,325	13,821,707	2.02%	2.03%

Arrears are calculated in accordance with standard market practice in the UK.   A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments.  In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination.  If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears.  Arrears classification is determined based on the number of full monthly payments that have been missed.  A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

Properties in Possession

		Number	Principal (£)	Arrears (£)

Total (since inception)		2507	226,695,738	12,283,336

Properties in Possession				654

Number Brought Forward				501

Repossessed (Current Month)				153

Sold (since inception)				1853

Sold (current month)				100

Sale Price / Last Loan Valuation				1.03

Average Time from Possession to Sale (days)				149

Average Arrears at Sale				£4,437

Total Principal Loss (Since inception)				£6,147,357

Total Principal Loss (current month)				£462,546

Number of accounts experiencing a loss since inception				457

Ratio of aggregate net losses to average portfolio balance				0.00012

Average loss on accounts experiencing a loss				£13,452

MIG Claims Submitted				16

MIG Claims Outstanding				0

Average Time from Claim to Payment				86
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

			Number	Principal (£)

Substituted this period			68,520	£9,429,242,832

Substituted to date (since 26 March 2001)			1,009,021	£119,934,979,937

CPR Analysis

				% of CPR

Current Month % of CPR - Removals*				55.80%

Previous Month % of CPR - Removals*				60.30%

Current Month % of CPR - Non-Removals**				44.20%

Previous Month % of CPR - Non-Removals**				39.70%
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

			Monthly	Annualised

Current Month CPR Rate - Total			3.18%	32.17%

Previous Month CPR Rate - Total			3.79%	37.14%

Key pool statistics

Weighted Average Seasoning (by value) Months				23.89

Weighted Average Remaining Term (by value) Years				21.88

Average Loan Size				£113,658

Weighted Average LTV (by value)				77.42%

Weighted Average Indexed LTV (by value)				69.54%

Non Verified (by value)				43.79%

Product Breakdown

Fixed Rate (by balance)				59.79%

Together (by balance)				28.42%

Capped (by balance)				0.08%

Variable (by balance)				6.90%

Tracker (by balance)				4.80%

Total				100.0%

Geographic Analysis

	Number	% of Total	Value (£)	% of Total

East Anglia	10,454	2.24%	1,199,109,716	2.26%

East Midlands	34,107	7.31%	3,515,140,423	6.63%

Greater London	54,354	11.65%	9,613,860,815	18.14%

North	40,032	8.58%	3,118,885,139	5.88%

North West	58,483	12.54%	5,535,653,387	10.44%

Scotland	64,300	13.79%	5,239,063,903	9.88%

South East	73,958	15.86%	10,949,243,917	20.66%

South West	34,142	7.32%	4,363,692,772	8.23%

Wales	18,785	4.03%	1,808,917,357	3.41%

West Midlands	32,248	6.91%	3,484,814,297	6.57%

Yorkshire	45,516	9.76%	4,179,361,939	7.88%

Total	466,379	100%	53,007,743,665	100%

LTV Levels Breakdown

		Number	Value (£)	% of Total

0% < 25%		20,318	759,975,638	1.43%

> = 25% < 50%		56,625	4,642,802,019	8.76%

> = 50% < 55%		16,633	1,735,262,136	3.27%

> = 55% < 60%		18,068	2,007,865,947	3.79%

> = 60% < 65%		20,327	2,410,433,235	4.55%

> = 65% < 70%		23,798	2,869,601,347	5.41%

> = 70% < 75%		27,725	3,597,356,335	6.79%

> = 75% < 80%		31,109	4,249,217,471	8.02%

> = 80% < 85%		47,157	6,510,360,466	12.28%

> = 85% < 90%		60,408	7,804,306,580	14.72%

> = 90% < 95%		96,674	10,832,773,547	20.44%

> = 95% < 100%		45,333	5,361,776,144	10.12%

> = 100%		2,204	226,012,801	0.43%

Total		466,379	53,007,743,665	100.0%

Repayment Method

		Number	Value (£)	% of Total

Endowment		26,043	3,005,957,548	5.67%

Interest Only		108,991	17,082,408,893	32.23%

Pension Policy		354	34,459,405	0.07%

Personal Equity Plan		651	45,168,607	0.09%

Repayment		330,340	32,839,749,213	61.95%

Total		466,379	53,007,743,665	100.00%

Employment Status

			Number	Value (£)	% of Total

Full Time			395,808	42,644,239,185	80.45%

Part Time			5,980	476,398,887	0.90%

Retired			3,094	188,461,593	0.36%

Self Employed			56,232	9,289,426,851	17.52%

Other			5,265	409,217,150	0.77%

Total			466,379	53,007,743,665	100.00%

NR Current Existing Borrowers' SVR					7.34%

Effective Date of Change					1 February 2007

Main parties to the structure

Northern Rock plc			Citibank NA		The Bank of New York

Seller			Agent bank		Security trustee
Administrator			Common depositary		Note trustee
Cash Manager			Principal paying agent
Basis swap provider			Registrar
Start up loan provider			US Paying Agent
Account bank

Ratings
	Short term	Long term	Short term	Long term	Short term	Long term
S&P	A1	A positive	A1+	AA	A-1+	AA-
Moodys	P-1	A1	P-1	Aa1	P-1	Aa2
Fitch	F1	A+	F1+	AA+	F1+	AA-

Trustee Principal Ledger Receipts and Distribution
		Principal Received	Funding	Funding 2	Seller

Month		£1,494,192,938	£242,938,217	£246,805,527	£1,004,449,194

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

			Receipts
		Revenue Received	GIC Interest	sub-total	Administration fee	Available revenue

Month		£216,640,710	£8,259,816	£224,900,526	£2,717,048	£222,183,478

Trustee Revenue Distribution

			Funding	Funding 2	Seller

Month			£53,263,956	£141,958,912	£26,960,610

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust.  Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 March 2007

Distribution of Issuer Available Revenue Receipts				Total

Issuer available revenue receipts from Funding2				142,840,550
Issuer available revenue receipts - Issuers Revenue Ledger				3,733,960
Issuer available reserve fund				475,686,512

				622,261,022

Issuer required revenue receipts				142,840,550

3rd party creditors				0
Issuer cash manager				0
Amounts due to the A notes and A swap providers				120,067,677
Amounts due to the B notes and B note swap providers				4,336,478
Amounts due to the M notes and M note swap providers				4,456,980
Amounts due to the C notes and C note swap providers				5,602,411
Interest due on start-up loan (from Northern Rock plc)				2,137,080
Principal due on start-up loan				7,776,636
To fund issuer reserve fund				475,686,512
To fund funding reserve fund				0
To fund Series 05-2,05-3,05-4,06-1, 06-4 and 07-1 Payment Date				2,197,249

Excess of available revenue receipts over required receipts				7,776,636

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2.  Following an asset trigger event  controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
• an insolvency event occurs in relation to the seller;
• the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
•   on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by £21.5 million.
This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by £21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by £43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and
all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
• a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
•   a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds £1,000,000,000; or

•   the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
• the principal balance of mortgages in arrears is greater than 4%
• Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
• debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes	Granite Mortgages 01-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US387413 AA59	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0	N/A

A2	US387413 AB33	$135,000,000	$35,000,000	$100,000,000	Aaa/AAA/AAA	5.57%	0.21%	0.13605	Jan-08

B	US387413 AC16	$29,500,000	$2,500,000	$27,000,000	Aa2/AA+/AA+	5.76%	0.40%	0.540000	Jan-08

C	US387413 AD98	$39,000,000	$3,500,000	$35,500,000	Baa1/A-/A-	6.76%	1.40%	0.52593	Jan-08

Series 2

A	XS0126890390	£350,000,000	£0	£350,000,000	Aaa/AAA/AAA	5.91%	0.24%	1.00000	Jan-08

B	XS0126890473	£10,000,000	£0	£10,000,000	Aa1/AA+/AA+	6.07%	0.40%	1.00000	Jan-08

C	XS0126890556	£15,000,000	£0	£15,000,000	A3/A-/A-	7.07%	1.40%	1.00000	Jan-08

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£28,546,504	5.87%

Class C Notes (£ Equivalent)				£39,385,218	8.09%

Granite Mortgages 01-1 Reserve Fund Requirement				£20,000,000	0.18%

Balance Brought Forward				£20,000,000	0.18%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,098,779	0.01%

Funding Reserve Fund Top-up this Period*				-£1,098,779	-0.01%

Current Balance				£20,000,000	0.18%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 01-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A	US38741PAA66	$0	$0	$0	Aaa/AAA/AAA	5.59%	0.23%	0	Oct-06

B	US38741PAB40	$0	$0	$0	Aa1/AA+/AA+	5.76%	0.40%	0	Oct-06

C	US38741PAC23	$0	$0	$0	Baa1/A-/A-	6.73%	1.375%	0	Oct-06

Series 2

A	XS0134454510	£0	£0	£0	Aaa/AAA/AAA	5.92%	0.25%	0.00000	Oct-06

B	XS0134454866	£0	£0	£0	Aa1/AA+/AA+	6.09%	0.42%	0.00000	Oct-06

C	XS0134455590	£0	£0	£0	Baa1/A-/A-	7.07%	1.40%	0.00000	Oct-06

D	XS0134456218	£0	£0	£0	Baa3/BB+/BBB+	10.27%	4.60%	0.000000	Oct-06

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 01-2 Reserve Fund Requirement				£0	0.00%

Balance Brought Forward				£0	0.00%

Drawings this Period				£0	0.00%

Excess Spread this Period				£0	0.00%

Funding Reserve Fund Top-up this Period*				£0	0.00%

Pay Down of Reserve Fund				£0	0.00%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741NAA19	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

A2	US38741NAB91	$108,900,000	$108,900,000	$0	Aaa/AAA/AAA	5.52%	0.16%	0	Apr 07

B	US38741NAD57	$52,600,000	$52,600,000	$0	Aa2/AA+/AA+	5.69%	0.33%	0.000000	Apr 07

C	US38741NAC64	$72,800,000	$72,800,000	$0	Baa1/A-/BBB+	6.66%	1.30%	0.000000	Apr 07

Series 2

A	XS0144804712	£460,000,000	£460,000,000	£0	Aaa/AAA/AAA	5.87%	0.20%	0.000000	Apr 07

B	XS0144805958	£16,200,000	£16,200,000	£0	Aa1/AA+/AA+	6.02%	0.35%	0.000000	Apr 07

C	XS0144806253	£22,500,000	£22,500,000	£0	Baa1/A-/BBB+	6.97%	1.30%	0.000000	Apr 07

D	XS0144806501	£0	£0	£0	Baa3/BB+/BBB	10.17%	4.50%	0.000000	Oct 06

Series 3

A	XS0144807657	€600,000,000	€600,000,000	€0	Aaa/AAA/AAA	5.15%	Fixed to 04/07	0.000000	Apr 07

B	XS0144807491	€21,100,000	€21,100,000	€0	Aa1/AA+/AA+	4.33%	0.35%	0.000000	Apr 07

C	XS0144807814	€29,300,000	€29,300,000	€0	Baa1/A-/BBB+	5.28%	1.30%	0.000000	Apr 07

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	#DIV/0!

Class C Notes (£ Equivalent)				£0	#DIV/0!

Class D Notes				£0	#DIV/0!

Granite Mortgages 02-1 Reserve Fund Requirement				£34,372,240	0.32%

Balance Brought Forward				£34,372,240	0.32%

Drawings this Period				£0	0.00%

Excess Spread this Perod				£2,289,987	0.02%

Funding Reserve Fund Top-up this Period*				-£2,289,987	-0.02%

Pay Down of Reserve Fund				-£34,372,240	-0.32%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741RAA23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.11%	0.000000	N/A

A2	US38741RAB06	$320,000,000	$45,000,000	$275,000,000	Aaa/AAA/AAA	5.54%	0.18%	0.239130	Jan 08

B	US38741RAC88	$55,000,000	$4,000,000	$51,000,000	Aa2/AA+/AA+	5.73%	0.37%	0.850000	Jan 08

C	US38741RAD61	$82,500,000	$7,500,000	$75,000,000	Baa1/A-/A-	6.61%	1.25%	0.852270	Jan 08

Series 2

A	XS0153568638	€305,000,000	€ 40,000,000	€ 265,000,000	Aaa/AAA/AAA	4.17%	0.19%	0.240910	Jan 08

B	XS0153568984	€37,500,000	€ 2,500,000	€ 35,000,000	Aa2/AA+/AA+	4.35%	0.37%	0.853660	Jan 08

C	XS0153569289	€49,000,000	€ 4,000,000	€ 45,000,000	Baa1/A-/A-	5.23%	1.25%	0.849060	Jan 08

Series 3

A	XS0153569792	£665,000,000	£0	£665,000,000	Aaa/AAA/AAA	5.86%	0.19%	1.000000	Jan 08

B	XS0153569875	£25,000,000	£0	£25,000,000	Aa1/AA+/AA+	6.04%	0.37%	1.000000	Jan 08

C	XS0153569958	£33,000,000	£0	£33,000,000	A3/A-/A-	6.92%	1.25%	1.000000	Jan 08

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£80,409,877	6.68%

Class C Notes (£ Equivalent)				£110,363,719	9.17%

Granite Mortgages 02-2 Reserve Fund Requirement				£39,000,000	0.36%

Balance Brought Forward				£39,000,000	0.36%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,739,427	0.03%

Funding Reserve Fund Top-up this Period*				-£2,739,427	-0.03%

Current Balance				£39,000,000	0.36%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741TAA88	$0		$0	P-1/A-1+/F1+	N/A	-0.01%	0.000000	N/A

A2	US38741TAB61	$253,077,773	$51,065,822	$202,011,951	Aaa/AAA/AAA	5.55%	0.19%	0.16491	Apr 08

A3**	US38741TAC45	$61,978,230	$12,505,915	$49,472,315	Aaa/AAA/AAA	N/A	0.40%	0.16491	Apr 08

B	US38741TAD28	$42,000,000	$0	$42,000,000	Aa2/AA+/AA+	5.79%	0.43%	1.000000	Apr 08

C	US38741TAE01	$56,000,000	$0	$56,000,000	Baa2/A-/A-	6.81%	1.45%	1.000000	Apr 08

Series 2

A	XS0160702113	€900,000,000	€0	€900,000,000	Aaa/AAA/AAA	4.22%	0.24%	1.000000	Apr 08

B	XS0160702204	€62,000,000	€0	€62,000,000	Aa2/AA+/AA+	4.41%	0.43%	1.000000	Apr 08

C	XS0160702386	€94,500,000	€0	€94,500,000	Baa2/A-/A-	5.43%	1.45%	1.000000	Apr 08

Series 3

A	XS0160703434	£665,000,000	£0	£665,000,000	Aaa/AAA/AAA	5.91%	0.24%	1.000000	Apr 08

B	XS0160703608	£31,000,000	£0	£31,000,000	Aa2/AA+/AA+	6.10%	0.43%	1.000000	Apr 08

C	XS0160703780	£41,000,000	£0	£41,000,000	Baa2/A-/A-	7.12%	1.45%	1.000000	Apr 08
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£97,837,647	5.93%

Class C Notes (£ Equivalent)				£137,914,263	8.36%

Granite Mortgages 03-1 Reserve Fund Requirement				£45,000,000	0.41%

Balance Brought Forward				£45,000,000	0.41%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,207,821	0.03%

Funding Reserve Fund Top-up this Period*				-£3,207,821	-0.03%

Current Balance				£45,000,000	0.41%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741QAA40	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741QAB23	$129,631,946	$93,130,941	$36,501,005	Aaa/AAA/AAA	5.52%	0.16%	0.036283	Jul 07

A3	US38741QAC06	$500,000,000	$0	$500,000,000	Aaa/AAA/AAA	5.61%	0.25%	1.000000	Jul 10

B	US38741QAD88	$76,500,000	$0	$76,500,000	Aa1/AA+/AA+	5.85%	0.49%	1.000000	Jul 10

C	US38741QAE61	$10,500,000	$0	$10,500,000	Baa1/A-/A-	6.91%	1.55%	1.000000	Jul 10

Series 2

A	XS0168665718	€300,000,000	€0	€300,000,000	Aaa/AAA/AAA	4.23%	0.25%	0.600000	Jul 10

B	XS0168666013	€72,900,000	€0	€72,900,000	Aa1/AA+/AA+	4.47%	0.49%	0.145800	Jul 10

M	XS0168771748	€52,300,000	€0	€52,300,000	Aa3/A+/AA	4.73%	0.75%	0.104600	Jul 10

C1	XS0168666104	€16,000,000	€0	€16,000,000	Baa1/A-/A-	5.20%	Fixed until 07/10	0.032000	Jul 10

C2	XS0168666443	€65,500,000	€0	€65,500,000	Baa1/A-/A-	5.53%	1.55%	0.131000	Jul 10

Series 3

A	XS0168666526	£352,280,000	£0	£352,280,000	Aaa/AAA/AAA	4.625%	Fixed until 07/10	11.363871	Jul 10

C	XS0168666872	£15,000,000	£0	£15,000,000	Baa1/A-/A-	7.22%	1.55%	0.365854	Jul 10

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£137,050,419	12.27%

Class C Notes (£ Equivalent)				£79,770,315	7.14%	All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-2 Reserve Fund Requirement				£35,000,000	0.32%

Balance Brought Forward				£35,000,000	0.32%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,213,310	0.02%

Funding Reserve Fund Top-up this Period*				-£2,213,310	-0.02%

Current Balance				£35,000,000	0.32%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

*Top-ups only occur at the end of each quarter.

Notes	Granite Mortgages 03-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741UAA51	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741UAB35	$0	$0	$0	Aaa/AAA/AAA	5.48%	0.12%	0	Apr 06

A3	US38741UAC18	$344,495,953	$38,030,867	$306,465,086	Aaa/AAA/AAA	5.56%	0.20%	0.612930	Jan 09

B	US38741UAD90	$72,000,000	$0	$72,000,000	Aa1/AA+/AA+	5.81%	0.45%	1.000000	Jan 09

M	US38741UAE73	$27,000,000	$0	$27,000,000	Aa3/A+/AA	6.06%	0.70%	1.000000	Jan 09

C	US38741UAF49	$50,000,000	$0	$50,000,000	Baa1/A-/BBB+	6.81%	1.45%	1.000000	Jan 09

Series 2

A	XS0176409927	€440,954,822	€48,679,510	£392,275,312	Aaa/AAA/AAA	5.86%	0.19%	0.612930	Jan 09

B	XS0176410180	€23,000,000	€0	£23,000,000	Aa1/AA+/AA+	6.12%	0.45%	1.000000	Jan 09

M	XS0176410347	€7,500,000	€0	£7,500,000	Aa3/A+/AA	6.37%	0.70%	1.000000	Jan 09

C	XS0176410420	€55,000,000	€0	£55,000,000	Baa1/A-/BBB+	7.12%	1.45%	1.000000	Jan 09

Series 3

A	XS0176410693	£340,000,000	£0	£340,000,000	Aaa/AAA/AAA	4.17%	0.19%	1.000000	Jan 09

B	XS0176410776	£28,500,000	£0	£28,500,000	Aa1/AA+/AA+	4.43%	0.45%	1.000000	Jan 09

M	XS0176410859	£11,500,000	£0	£11,500,000	Aa3/A+/AA	4.68%	0.70%	1.000000	Jan 09

C	XS0176411071	£7,500,000	£0	£7,500,000	Baa1/A-/BBB+	5.43%	1.45%	1.000000	Jan 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£122,676,687	31.66%

Class C Notes (£ Equivalent)				£76,908,644	19.85%
All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-3 Reserve Fund Requirement				£33,400,000	0.31%

Balance Brought Forward				£33,400,000	0.31%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,154,214	0.02%

Funding Reserve Fund Top-up this Period*				-£2,154,214	-0.02%

Current Balance				£33,400,000	0.31%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-1 plc
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741VAA35	$0	$0	$0	P-1/A-1+/F1+	N/A	-0.04%	0.000000	N/A

A2	US38741VAB18	$0	$0	$0	Aaa/AAA/AAA	5.42%	0.07%	0.000000	Mar 06

B	US38741VAC90	$0	$0	$0	Aa2/AA+/AA+	5.56%	0.21%	0.000000	Jun 06

M	US38741VAE56	$0	$0	$0	Aa3/A+/AA	5.76%	0.41%	0.000000	Jun 06

C	US38741VAD73	$0	$0	$0	A2/A-/BBB+	6.25%	0.90%	0.000000	Jun 06

Series 2

A1	US38741VAF22	$995,000,000	$0	$995,000,000	Aaa/AAA/AAA	5.51%	0.16%	0.839662	Mar 09

A2	XS0184562816	€745,000,000	€0	€745,000,000	Aaa/AAA/AAA	4.06%	0.16%	0.827778	Mar 09

B	XS0184563111	€91,000,000	€0	€91,000,000	Aa2/AA+/AA+	4.24%	0.34%	1.000000	Mar 09

M	XS0184563541	€45,000,000	€0	€45,000,000	A1/A+/AA	4.47%	0.57%	1.000000	Mar 09

C	XS0184563897	€60,000,000	€0	€60,000,000	Baa1/A-/BBB+	4.97%	1.07%	1.000000	Mar 09

Series 3

A	XS0184565249	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.71%	0.16%	0.833333	Mar 09

B	XS0184566130	£23,000,000	£0	£23,000,000	Aa2/AA+/AA+	5.89%	0.34%	1.000000	Mar 09

M	XS0184566569	£10,000,000	£0	£10,000,000	A1/A+/AA	6.12%	0.57%	1.000000	Mar 09

C	XS0184567534	£20,000,000	£0	£20,000,000	Baa1/A-/BBB+	6.62%	1.07%	1.000000	Mar 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£126,793,103	7.27%

Class C Notes (£ Equivalent)				£61,379,310	3.52%
All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-1 Reserve Fund Requirement				£60,000,000	0.55%

Balance Brought Forward				£60,000,000	0.55%

Drawings this Period				£0	0.00%

Excess Spread this Period				£4,733,156	0.04%

Funding Reserve Fund Top-up this Period*				-£4,733,156	-0.04%

Current Balance				£60,000,000	0.55%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741WAA18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	US38741WAB90	$0	$0	$0	Aaa/AAA/AAA	5.42%	0.07%	0.000000	Sep 06

B	US38741WAC73	$0	$0	$0	Aa2/AA+/AA	5.52%	0.17%	0.000000	Sep 06

M	US38741WAD56	$0	$0	$0	A1/A+/A	5.63%	0.28%	0.000000	Sep 06

C	US38741WAE30	$0	$0	$0	A3/A-/BBB+	6.05%	0.70%	0.000000	Sep 06

Series 2

A1	XS0193212825	€1,096,964,795	€0	€1,096,964,795	Aaa/AAA/AAA	4.04%	0.14%	0.818630	Dec 10

A2	XS0193213807	£199,289,946	£0	£199,289,946	Aaa/AAA/AAA	5.69%	0.14%	0.816762	Dec 10

B	XS0193215414	€75,258,521	€0	€75,258,521	Aa3/AA+/AA	4.17%	0.27%	0.818027	Dec 10

M	XS0193216578	€43,754,955	€0	€43,754,955	A2/A+/A	4.30%	0.40%	0.817850	Dec 10

C	XS0193217030	€72,633,223	€0	€72,633,223	Baa2/A-/BBB+	4.70%	0.80%	0.816104	Dec 10

Series 3

A	XS0193218350	£752,100,000	£0	£752,100,000	Aaa/AAA/AAA	5.71%	0.16%	1.000000	Jun 11

B	XS0193218863	£38,900,000	£0	£38,900,000	Aa2/AA+/AA	5.87%	0.32%	1.000000	Jun 11

M	XS0193219754	£26,500,000	£0	£26,500,000	A1/A+/A	6.02%	0.47%	1.000000	Jun 11

C	XS0193220927	£48,500,000	£0	£48,500,000	Baa1/A-/BBB+	6.40%	0.85%	1.000000	Jun 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£146,361,548	7.54%

Class C Notes (£ Equivalent)				£97,910,356	5.04%
All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-2 Reserve Fund Requirement				£44,900,000	0.41%

Balance Brought Forward				£44,900,000	0.41%

Drawings this Period				£0	0.00%

Excess Spread this Period				£5,036,466	0.05%

Funding Reserve Fund Top-up this Period*				-£5,036,466	-0.05%

Current Balance				£44,900,000	0.41%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741SAA06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.06%	0.000000	N/A

A2	XS0201482766	€ 0	€ 0	€ 0	Aaa/AAA/AAA	3.97%	0.07%	0.000000	Dec 05

A3	US38741SAB88	$0	$0	$0	Aaa/AAA/AAA	5.45%	0.10%	0.000000	Mar 07

B	US38741SAC61	$0	$0	$0	Aa3/AA+/AA	5.51%	0.16%	0.000000	Mar 07

M	US38741SAD45	$0	$0	$0	A2/A+/A	5.62%	0.27%	0.000000	Mar 07

C	US38741SAE28	$0	$0	$0	Baa2/A-/BBB+	5.94%	0.59%	0.000000	Mar 07

Series 2

A1	US38741SAF92	$686,194,272	$0	$686,194,272	Aaa/AAA/AAA	5.49%	0.14%	0.961460	Mar 10

A2	XS0201483228	€769,312,521	€0	€769,312,521	Aaa/AAA/AAA	4.04%	0.14%	0.961460	Mar 10

B	XS0201483657	€71,532,652	€0	€71,532,652	Aa1/AA+/AA	4.18%	0.28%	0.089399	Mar 10

M	XS0201484036	€55,668,556	€0	€55,668,556	Aa3/A+/A	4.27%	0.37%	0.961460	Mar 10

C	XS0201485355	€133,691,066	€0	€133,691,066	Baa2/A-/BBB+	4.70%	0.80%	0.961460	Mar 10

Series 3

A1	XS0201486320	£411,250,000	£0	£411,250,000	Aaa/AAA/AAA	5.73%	0.18%	2.957569	Sept 11

A2	XS0201565628	£600,000,000	£0	£600,000,000	Aaa/AAA/AAA	5.515%	Fixed until 09/2011	4.314995	Sept 11

B	XS0201486833	£54,350,000	£0	£54,350,000	Aa1/AA+/AA	5.90%	0.35%	0.390867	Sept 11

M	XS0201487211	£42,250,000	£0	£42,250,000	Aa3/A+/A	6.00%	0.45%	0.303848	Sept 11

C	XS0201487567	£99,450,000	£0	£99,450,000	Baa1/A-/BBB+	6.43%	0.88%	0.715210	Sept 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£183,426,763	8.00%

Class C Notes (£ Equivalent)				£190,706,700	8.32%
All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-3 Reserve Fund Requirement				£48,000,000	0.44%

Balance Brought Forward				£48,000,000	0.44%

Drawings this Period				£0	0.00%

Excess Spread this Period				£5,625,456	0.05%

Funding Reserve Fund Top-up this Period*				(5,625,456)	-0.05%

Current Balance				£48,000,000	0.44%

Funding Reserve Balance brought forward				£127,575,208	1.17%

Excess spread this period				£13,703,447	0.13%

Repayment of start up loan interest				-£26,890,381	-0.25%

Funding reserve Balance carried forward				£114,388,274	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Master Issuer plc - Series 2005-1

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAA73	$0	$0	$0	Aaa/AAA/AAA	5.360%	0.04%	0.000000	Sept 06

A2	XS0210928866	€ 0	€ 0	€ 0	Aaa/AAA/AAA	3.94%	0.04%	0.000000	Sept 06

A3	US38741YAB56	$825,000,000	$0	$825,000,000	Aaa/AAA/AAA	5.43%	0.08%	0.750000	Dec 07

A4	US38741YAC30	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	5.45%	0.10%	1.000000	Mar 10

A5	XS0210929161	€1,500,000,000	€0	€1,500,000,000	Aaa/AAA/AAA	3.99%	0.09%	1.000000	Mar 10

A6	XS0210925847	£750,000,000	£0	£750,000,000	Aaa/AAA/AAA	5.67%	0.12%	1.000000	Mar 10

B1	US38741YAD13	$0	$0	$0	Aa3/AA/AA	5.48%	0.13%	0.000000	Dec 06

B2	XS0210929591	€ 80,000,000	€ 0	€ 80,000,000	Aa3/AA/AA	4.09%	0.19%	1.000000	Mar 10

B3	XS0210925920	£55,000,000	£0	£55,000,000	Aa3/AA/AA	5.74%	0.19%	1.000000	Mar 10

M1	US38741YAE95	$0	$0	$0	A2/A/A	5.58%	0.23%	0.000000	Dec 06

M2	XS0210929757	€ 79,000,000	€ 0	€ 79,000,000	A2/A/A	4.18%	0.28%	1.000000	Mar 10

M3	XS0210926225	£55,000,000	£0	£55,000,000	A2/A/A	5.83%	0.28%	1.000000	Mar 10

C2	XS0210929914	€ 139,000,000	€ 0	€ 139,000,000	Baa2/BBB/BBB	4.456%	0.56%	1.000000	Mar 10

C3	XS0210926571	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.11%	0.56%	1.000000	Mar 10

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes	Granite Master Issuer plc - Series 2005-2

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

A1	US38741YAF60	$0	$0	$0	Aaa/AAA/AAA	5.36%	0.04%	0.000000	Feb 07

A2	XS0220176084	£0	£0	£0	Aaa/AAA/AAA	5.59%	0.05%	0.000000	Feb 07

A3	XS0220174469	€0	€0	€0	Aaa/AAA/AAA	3.88%	0.05%	0.000000	Feb 07

A4	US38741YAG44	$754,159,705	$0	$754,159,705	Aaa/AAA/AAA	5.44%	0.08%	0.942700	Feb 08

A5	XS0220174543	€800,000,000	€0	€800,000,000	Aaa/AAA/AAA	3.97%	0.14%	1.000000	May 10

A6	US38741YAH27	$1,250,000,000	$0	$1,250,000,000	Aaa/AAA/AAA	5.49%	0.13%	1.000000	May 10

A7	XS0220172257	£530,200,000	£0	£530,200,000	Aaa/AAA/AAA	5.70%	0.16%	1.000000	May 10

A8	XS0220486277	£250,000,000	£0	£250,000,000	Aaa/AAA/AAA	5.70%	0.16%	1.000000	May 10

B1	US38741YAJ82	$90,000,000	$0	$90,000,000	Aa3/AA/AA	5.50%	0.14%	1.000000	May 07

B2	XS0220173909	€62,000,000	€0	€62,000,000	Aa3/AA/AA	4.03%	0.20%	1.000000	May 10

B3	XS0220175862	£35,100,000	£0	£35,100,000	Aa3/AA/AA	5.74%	0.20%	1.000000	May 10

M1	US38741YAK55	$95,000,000	$0	$95,000,000	A2/A/A	5.60%	0.24%	1.000000	May 07

M2	XS0220172927	€70,000,000	€0	€70,000,000	A2/A/A	4.13%	0.30%	1.000000	May 10

M3	XS0220174972	£28,100,000	£0	£28,100,000	A2/A/A	5.8644%	0.32%	1.000000	May 10

C1	US38741YAL39	$90,000,000	$0	$90,000,000	Baa2/BBB/BBB	5.86%	0.50%	1.000000	May 08

C2	XS0220173651	€131,700,000	€0	€131,700,000	Baa2/BBB/BBB	4.38%	0.55%	1.000000	May 10

Notes	Granite Master Issuer plc - Series 2005-3

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAM12	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.28%	-0.04%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2005-4

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAN94	$108,102,394	$0	$108,102,394	Aaa/AAA/AAA	5.35%	0.03%	0.081507	May 07

A2	XS0229614036	€45,603,023	€0	€45,603,023	Aaa/AAA/AAA	3.866%	0.04%	0.081507	May 07

A3	US38741YAP43	$996,600,000	$0	$996,600,000	Aaa/AAA/AAA	5.43%	0.07%	1.000000	Aug 08

A5	XS0229614200	€1,357,300,000	€0	€1,357,300,000	Aaa/AAA/AAA	3.93%	0.10%	1.000000	Aug 10

A6	XS0229614465	£815,400,000	£0	£815,400,000	Aaa/AAA/AAA	5.66%	0.12%	1.000000	Aug 12

B1	US38741YAR09	$72,500,000	$0	$72,500,000	Aa3/AA/AA	5.48%	0.12%	1.000000	Aug 07

B2	US38741YAS81	$38,500,000	$0	$38,500,000	Aa3/AA/AA	5.54%	0.18%	1.000000	Nov 08

B3	XS0229614549	£19,000,000	£0	£19,000,000	Aa3/AA/AA	5.72%	0.18%	1.000000	Aug 10

B4	XS0229614895	€56,900,000	€0	€56,900,000	Aa3/AA/AA	4.01%	0.18%	1.000000	Aug 10

M1	US38741YAT64	$64,700,000	$0	$64,700,000	A2/A/A	5.58%	0.22%	1.000000	Aug 07

M2	US38741YAU38	$36,300,000	$0	$36,300,000	A2/A/A	5.64%	0.28%	1.000000	Nov 08

M3	XS0229614978	£30,000,000	£0	£30,000,000	A2/A/A	5.82%	0.28%	1.000000	Aug 10

M4	XS0229615272	€51,000,000	€0	€51,000,000	A2/A/A	4.11%	0.28%	1.000000	Aug 10

C1	US38741YAV11	$80,400,000	$0	$80,400,000	Baa2/BBB/BBB	5.79%	0.43%	1.000000	Aug 07

C2	US38741YAW93	$44,600,000	$0	$44,600,000	Baa2/BBB/BBB	5.91%	0.55%	1.000000	Nov 08

C3	XS0229615439	£10,000,000	£0	£10,000,000	Baa2/BBB/BBB	6.09%	0.55%	1.000000	Aug 10

C4	XS0229615603	€76,100,000	€0	€76,100,000	Baa2/BBB/BBB	4.38%	0.55%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2006-1

	ISIN	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
	Reg S	144A				Moodys/S&P/Fitch

A1	USG4144BE89	US38741YBG35	$776,100,000	$0	$776,100,000	Aaa/AAA/AAA	5.29%	-0.03%	1.000000	Nov 09

A2	XS0240602176	XS0240670413	€289,808,878	€0	€289,808,878	Aaa/AAA/AAA	3.87%	0.04%	0.332540	Nov 07

A3	XS0240602507	XS0240670504	£66,508,062	£0	£66,508,062	Aaa/AAA/AAA	5.58%	0.04%	0.332540	Nov 07

A4	USG41441BF54	US38741YBH18	$374,107,947	$0	$374,107,947	Aaa/AAA/AAA	5.36%	0.04%	0.332540	Nov 07

A5	USG41441BG38	US38741YBJ73	$1,552,200,000	$0	$1,552,200,000	Aaa/AAA/AAA	5.43%	0.07%	1.000000	Nov 09

A6	XS0240602929	XS0240670686	€1,900,000,000	€0	€1,900,000,000	Aaa/AAA/AAA	3.93%	0.10%	1.000000	Feb 11

A7	XS0240603067	XS0240670843	£400,000,000	£0	£400,000,000	Aaa/AAA/AAA	5.66%	0.12%	1.000000	Feb 13

A8	XS024063653	XS0240671148	£950,000,000	£0	£950,000,000	Aaa/AAA/AAA	5.66%	0.12%	1.000000	Feb 13

B1	USG41441BH11	US38741YBK47	$91,200,000	$0	$91,200,000	Aa3/AA/AA	5.49%	0.13%	1.000000	Nov 07

B2	USG41441BJ76	US38741YBL20	$84,100,000	$0	$84,100,000	Aa3/AA/AA	5.53%	0.17%	1.000000	Aug 10

B3	XS0240606169	XS0240671494	£25,000,000	£0	£25,000,000	Aa3/AA/AA	5.72%	0.18%	1.000000	Feb 11

B4	XS0240606755	XS0240671650	€94,500,000	€0	€94,500,000	Aa3/AA/AA	4.01%	0.18%	1.000000	Feb 11

M1	USG41441BK40	US38741YBM03	$81,400,000	$0	$81,400,000	A2/A/A	5.59%	0.23%	1.000000	Nov 07

M2	USG41441BL23	US38741YBN85	$79,200,000	$0	$79,200,000	A2/A/A	5.65%	0.29%	1.000000	May 10

M3	XS0240607480	XS0240671734	£33,500,000	£0	£33,500,000	A2/A/A	5.84%	0.30%	1.000000	Feb 11

M4	XS0240607720	XS0240671817	€97,700,000	€0	€97,700,000	A2/A/A	4.13%	0.30%	1.000000	Feb 11

C2	USG41441BM06	US38741YBP34	$132,400,000	$0	$132,400,000	Baa2/BBB/BBB	5.96%	0.60%	1.000000	May 10

C3	XS0240608371	XS0240671908	£44,200,000	£0	£44,200,000	Baa2/BBB/BBB	6.14%	0.60%	1.000000	Feb 11

C4	XS0240608702	XS0240672039	€129,000,000	€0	€129,000,000	Baa2/BBB/BBB	4.43%	0.60%	1.000000	Feb 11

Notes	Granite Master Issuer plc - Series 2006-2

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YBQ17	$456,127,611	$123,124,863	$333,002,748	Aaa/AAA/AAA	5.33%	0.01%	0.411115	Jan 08

A2	XS0252419832	€168,936,152	€45,601,801	€123,334,351	Aaa/AAA/AAA	4.009%	0.03%	0.411115	Jan 08

A3	XS0252425995	£39,418,435	£10,640,420	£28,778,015	Aaa/AAA/AAA	5.70%	0.03%	0.411115	Jan 08

A4	US38741YBR99	$1,275,000,000	$0	$1,275,000,000	Aaa/AAA/AAA	5.40%	0.04%	1.000000	Jul 10

A5	XS0252421499	€1,360,000,000	€0	€1,360,000,000	Aaa/AAA/AAA	4.08%	0.10%	1.000000	Oct 11

A6	XS0252427009	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.78%	0.11%	1.000000	Jul 13

B1	US38741YBS72	$29,000,000	$0	$29,000,000	Aa3/AA/AA	5.44%	0.08%	1.000000	Apr 08

B2	US38741YBT55	$36,000,000	$0	$36,000,000	Aa3/AA/AA	5.50%	0.14%	1.000000	Jul 11

B3	XS0252428072	€37,500,000	€0	€37,500,000	Aa3/AA/AA	4.12%	0.14%	1.000000	Jul 11

M1	US38741YBU29	$25,000,000	$0	$25,000,000	A2/A/A	5.54%	0.18%	1.000000	Apr 08

M2	US38741YBV02	$25,000,000	$0	$25,000,000	A2/A/A	5.59%	0.23%	1.000000	Jul 11

M3	XS0252429047	€35,000,000	€0	€35,000,000	A2/A/A	4.21%	0.23%	1.000000	Jul 11

M4	XS0252423198	£10,000,000	£0	£10,000,000	A2/A/A	5.90%	0.23%	1.000000	Jul 11

C2	US38741YBW84	$75,000,000	$0	$75,000,000	Baa2/BBB/BBB	5.83%	0.47%	1.000000	Jul 11

C3	XS0252430136	€55,000,000	€0	€55,000,000	Baa2/BBB/BBB	4.45%	0.47%	1.000000	Jul 11

C4	XS0252423941	£12,000,000	£0	£12,000,000	Baa2/BBB/BBB	6.14%	0.47%	1.000000	Jul 11

Notes	Granite Master Issuer plc - Series 2006-3

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YBX67	$767,930,000	$149,840,000	$618,090,000	Aaa/AAA/AAA	5.34%	0.02%	0.618090	Apr 08

A2	XS0267966959	€ 637,381,900	€124,367,200	€513,014,700	Aaa/AAA/AAA	4.019%	0.04%	0.618090	Jul 08

A3	US38741YBZ16	$1,800,000,000	$0	$1,800,000,000	Aaa/AAA/AAA	5.40%	0.04%	1.000000	Apr 10

A4	US38741YCA55	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.30%	-0.02%	1.000000	Oct 12

A5	XS0267967924	€ 1,250,000,000	€0	€1,250,000,000	Aaa/AAA/AAA	4.09%	0.11%	1.000000	Oct 12

A6	XS0267968658	£700,000,000	£0	£700,000,000	Aaa/AAA/AAA	5.78%	0.11%	1.000000	Oct 12

A7	US38741YCD94	$1,750,000,000	$0	$1,750,000,000	Aaa/AAA/AAA	5.46%	0.10%	1.000000	Oct 12

B1	US38741YCE77	$70,000,000	$0	$70,000,000	Aa3/AA/AA	5.45%	0.09%	1.000000	Oct 08

B2	US38741YCF43	$182,000,000	$0	$182,000,000	Aa3/AA/AA	5.53%	0.17%	1.000000	Oct 12

B3	XS0268037131	€ 30,000,000	€0	€30,000,000	Aa3/AA/AA	4.14%	0.16%	1.000000	Oct 12

M1	US38741YCJ64	$90,000,000	$0	$90,000,000	A2/A/A	5.54%	0.18%	1.000000	Oct 08

M2	US38741YCK38	$100,000,000	$0	$100,000,000	A2/A/A	5.64%	0.28%	1.000000	Oct 12

M3	XS0268038451	€ 47,000,000	€0	€47,000,000	A2/A/A	4.25%	0.27%	1.000000	Oct 12

M4	XS0268038964	£10,000,000	£0	£10,000,000	A2/A/A	5.94%	0.27%	1.000000	Oct 12

C2	US38741YCP25	$60,000,000	$0	$60,000,000	Baa2/BBB/BBB	5.86%	0.50%	1.000000	Oct 12

C3	XS0268039699	€ 137,000,000	€0	€137,000,000	Baa2/BBB/BBB	4.48%	0.50%	1.000000	Oct 12

Notes	Granite Master Issuer plc - Series 2006-4

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YCS63	$526,885,543	$0	$526,885,543	Aaa/AAA/AAA	5.35%	0.03%	0.810593	Dec-30

A2	XS0275943958	€ 162,118,630	€ 0	€ 162,118,630	Aaa/AAA/AAA	3.936%	0.04%	0.810593	Dec-30

A3	XS0275944097	£283,707,600	£0	£283,707,600	Aaa/AAA/AAA	5.59%	0.04%	0.810593	Dec-30

A4	US38741YDB20	$704,300,000	$0	$704,300,000	Aaa/AAA/AAA	5.40%	0.05%	1.000000	Dec-54

A5	CA38741YDD81	CAD 350,000,000	CAD 0	CAD 350,000,000	Aaa/AAA/AAA	4.42%	0.07%	1.000000	Dec-54

A6	US38741YDC03	$1,130,000,000	$0	$1,130,000,000	Aaa/AAA/AAA	5.44%	0.09%	1.000000	Dec-54

A7	XS0275944766	€ 1,135,000,000	€ 0	€ 1,135,000,000	Aaa/AAA/AAA	4.01%	0.11%	1.000000	Dec-54

A8	XS0276823167	£300,000,000	£0	£300,000,000	Aaa/AAA/AAA	5.66%	0.11%	1.000000	Dec-54

B1	US38741YCV92	$60,600,000	$0	$60,600,000	Aa3/AA/AA	5.44%	0.09%	1.000000	Dec-54

B3	XS0275945730	€ 62,500,000	€ 0	€ 62,500,000	Aa3/AA/AA	4.09%	0.19%	1.000000	Dec-54

M1	US38741YCX58	$47,800,000	$0	$47,800,000	A2/A/A	5.52%	0.17%	1.000000	Dec-54

M2	US38741YCY32	$10,000,000	$0	$10,000,000	A2/A/A	5.64%	0.29%	1.000000	Dec-54

M3	XS0275946621	€ 84,400,000	€ 0	€ 84,400,000	A2/A/A	4.19%	0.29%	1.000000	Dec-54

C1	US38741YCZ07	$32,600,000	$0	$32,600,000	Baa2/BBB/BBB	5.73%	0.38%	1.000000	Dec-54

C2	US38741YDA47	$15,000,000	$0	$15,000,000	Baa2/BBB/BBB	5.83%	0.48%	1.000000	Dec-54

C3	XS0275947512	€ 62,800,000	€ 0	€ 62,800,000	Baa2/BBB/BBB	4.38%	0.48%	1.000000	Dec-54

Notes	Granite Master Issuer plc - Series 2007-1

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Class 1A1	US38741YDE68	$1,350,000,000	$0	$1,350,000,000	Aaa/AAA/AAA	5.35%	0.03000%	1.000000	Dec-30

Class 1A3	XS0284070504	£450,000,000	£0	£450,000,000	Aaa/AAA/AAA	5.58%	0.03000%	1.000000	Dec-30

Class 2A1	US38741YDF34	$1,450,000,000	$0	$1,450,000,000	Aaa/AAA/AAA	5.42%	0.07000%	1.000000	Dec-54

Class 3A1	US38741YDG17	$1,500,000,000	$0	$1,500,000,000	Aaa/AAA/AAA	5.45%	0.10000%	1.000000	Dec-54

Class 3A2	XS0284071908	€ 1,650,000,000	€ 0	€ 1,650,000,000	Aaa/AAA/AAA	4.00%	0.10000%	1.000000	Dec-54

Class 4A1	US38741YDH99	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.46%	0.11000%	1.000000	Dec-54

Class 5A1	XS0284076295	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	5.66%	0.11000%	1.000000	Dec-54

Class 6A1	XS0284077186	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.60%	0.00000%	1.000000	Dec-54

Class 1B1	US38741YDJ55	$84,000,000	$0	$84,000,000	Aa3/AA/AA	5.42%	0.07000%	1.000000	Dec-54

Class 2B1	US38741YDK29	$80,000,000	$0	$80,000,000	Aa3/AA/AA	5.47%	0.12000%	1.000000	Dec-54

Class 3B1	XS0284072468	€ 167,000,000	€ 0	€ 167,000,000	Aa3/AA/AA	4.07%	0.17000%	1.000000	Dec-54

Class 3B2	XS0284073193	£25,000,000	£0	£25,000,000	Aa3/AA/AA	5.72%	0.17000%	1.000000	Dec-54

Class 1M1	US38741YDL02	$84,000,000	$0	$84,000,000	A2/A/A	5.50%	0.15000%	1.000000	Dec-54

Class 2M1	US38741YDM84	$80,000,000	$0	$80,000,000	A2/A/A	5.60%	0.25000%	1.000000	Dec-54

Class 3M1	XS0284073607	€ 131,000,000	€ 0	€ 131,000,000	A2/A/A	4.17%	0.27000%	1.000000	Dec-54

Class 3M2	XS0284074167	£40,000,000	£0	£40,000,000	A2/A/A	5.82%	0.27000%	1.000000	Dec-54

Class 1C1	US38741YDN67	$94,600,000	$0	$94,600,000	Baa2/BBB/BBB	5.65%	0.30000%	1.000000	Dec-54

Class 2C1	US38741YDP16	$30,000,000	$0	$30,000,000	Baa2/BBB/BBB	5.78%	0.43000%	1.000000	Dec-54

Class 2C2	XS0284071221	€ 30,000,000	€ 0	€ 30,000,000	Baa2/BBB/BBB	4.35%	0.45000%	1.000000	Dec-54

Class 3C1	XS0284081618	€ 265,000,000	€ 0	€ 265,000,000	Baa2/BBB/BBB	4.40%	0.50000%	1.000000	Dec-54

Class 3C2	XS0284075560	£36,000,000	£0	£36,000,000	Baa2/BBB/BBB	6.05%	0.50000%	1.000000	Dec-54

Credit Enhancement for Granite Master Issuer plc

					% of Notes Outstanding

Class A Notes (£ Equivalent)				£27,917,007,974	89.39%

Class B Notes (£ Equivalent)				£1,052,660,595	3.37%

Class M Notes (£ Equivalent)				£1,050,518,193	3.36%

Class C Notes (£ Equivalent)				£1,209,791,601	3.87%

Subordination Levels

				Current	Required

Class A Notes				12.39%	11.60%

Class B Notes				9.02%	8.30%

Class M Notes				5.65%	5.11%

Class C Notes				1.78%	1.85%

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006.  There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent					1.65%

Programme Reserve Required Amount				£533,310,000	1.78%

Balance Brought Forward				£533,310,000	1.78%

Drawings this Period				£0	0.00%

*Additions this period				£0	0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund				£533,310,000	1.78%

Excess Spread this Period				£7,776,636	0.03%

Currency swap triggers

		S&P	Moody's	Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger	Short term	A1+	P-1	F1
	Long term	N/A	A1	A1

Subsequent downgrade trigger	Short term	N/A	P-2	F2
	Long term	BBB-	A3	BBB+

Second subsequent downgrade	Short term	N./A	N/A	F3
	Long term	N/A	N/A	BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV	Short term	A-1+	P-1	F1
	Long term	AA-	Aa3	AA-

Barclays Bank PLC	Short term	A-1+	P-1	F1
	Long term	AA+	Aa1	AA-

HSBC	Short term	A-1+	P-1	F1
	Long term	AA-	Aa2	AA

Citigroup Global markets Limited	Short term	A-1+	P-1	F1
	Long term	AA-	Aa1	AA+

Swiss Re	Short term	A-1+	P-1	A-1+
	Long term	AA	Aa2	AA

UBS AG	Short term	A-1+	P-1	N/A
	Long term	AA+	Aa2	N/A

AIG	Short term	Not applicable	Not applicable	Not applicable
	Long term	Not applicable	Not applicable	Not applicable